Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A ordinary shares subject to redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares subject to redemption, shares issued (in Shares)	17,250,000	17,250,000
Class A ordinary shares subject to redemption, shares outstanding (in Shares)	17,250,000	17,250,000
Class A ordinary shares subject to redemption, value of per share (in Dollars per share)	$ 10.33	$ 10.15
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	239,000,000	239,000,000
Ordinary shares, shares issued (in Shares)	551,250	551,250
Ordinary shares, shares outstanding (in Shares)	551,250	551,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	10,000,000	10,000,000
Ordinary shares, shares issued (in Shares)	6,543,103	6,543,103
Ordinary shares, shares outstanding (in Shares)	6,543,103	6,543,103